NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement Dated May 10, 2017
to the Prospectus (the "Prospectus") dated October 31, 2016, as amended on April 10, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Changes to the Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Waddell & Reed Investment Management Co is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Growth Fund," the text relating to Waddell & Reed Investment Management Co is hereby deleted.

There are no further changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1101 (5/17)

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement Dated May 10, 2017
to the Statement of Additional Information ("SAI") dated October 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Changes to the Portfolio Management of the Fund

On the cover page of the SAI, the reference to Waddell & Reed Investment Management Co is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under heading titled "The Sub-Advisers," the text relating to Waddell & Reed Investment Management Co is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the text relating to "WRIMCO" is hereby deleted.

There are no further changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1102 (5/17)